UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6083

Name of Registrant: Vanguard Ohio Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2008– May 31, 2009

Item 1: Reports to Shareholders

Vanguard

Vanguard Ohio Tax-Exempt Funds Semiannual Report

May 31, 2009

Vanguard Ohio Tax-Exempt Money Market Fund

Vanguard Ohio Long-Term Tax-Exempt Fund

>	Vanguard Ohio Tax-Exempt Money Market Fund returned 0.40% for the six months ended May 31, 2009, exceeding the average return of its peer group.
>	After a disappointing year, the long-term municipal bond market snapped back with a strong rally during the six-month period.
>	Vanguard Ohio Long-Term Tax-Exempt Fund returned about 9% for the half-year, higher than both the average return of its peer group and the result of its benchmark index.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	8
Ohio Tax-Exempt Money Market Fund	11
Ohio Long-Term Tax-Exempt Fund	24
About Your Fund’s Expenses	40
Trustees Approve Advisory Arrangement	42
Glossary	43

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Ohio Tax-Exempt Money Market Fund	VOHXX	0.40%
7-Day SEC Yield: 0.58%
Taxable-Equivalent Yield: 0.95%[1]
Average Ohio Tax-Exempt Money Market Fund[2]		0.23

Vanguard Ohio Long-Term Tax-Exempt Fund	VOHIX	9.02%
30-Day SEC Yield: 3.53%
Taxable-Equivalent Yield: 5.77%[1]
Barclays Capital 10 Year Municipal Bond Index		8.23
Average Ohio Municipal Debt Fund[2]		8.48

Your Fund’s Performance at a Glance
November 30, 2008–May 31, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Ohio Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.004	$0.000
Long-Term	10.96	11.69	0.250	0.000

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal tax rate of 35% and the maximum state of Ohio income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper Inc.

President’s Letter

Dear Shareholder:

Short-term and long-term returns in the municipal securities market moved in different directions during the half-year ended May 31, 2009.

Vanguard Ohio Tax-Exempt Money Market returned 0.40%, among its lowest six-month returns ever; the fund maintained a net asset value of $1 per share, as is expected but not guaranteed. By contrast, long-term municipal bonds bounced back strongly after an unusually tough previous fiscal year: Vanguard Ohio Long-Term Tax-Exempt Fund returned 9.02% as the broad municipal market recorded one of its best six-month performances in years.

Yields, however, moved in the same direction—lower—for both funds. Actions by the Federal Reserve dramatically reduced short-term interest rates for money market funds, while strong demand for long-term municipal bonds drove their prices up and their yields down. The Ohio Tax-Exempt Money Market Fund’s yield stood at 1.23% as of November 30, 2008, but dropped sharply after the Fed’s interest rate cut in December and drifted lower, to 0.58%, by May 31.

The Ohio Long-Term Tax-Exempt Fund’s yield fell to 3.53%, from 4.39% as of November 30. (Also see the accompanying “Investment insight” box, on page 5.) On a taxable-equivalent basis, the yields for both funds were higher, as detailed in the table on page 1.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax. The Long-Term Fund currently owns no securities that would generate income distributions subject to the AMT. The Money Market Fund holds some of these securities.

Government actions spurred investor confidence in bonds

The fixed income market gyrated during the fiscal half-year. After Lehman Brothers’ collapse in September, investors fled in droves to U.S. Treasury bonds, considered the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

The credit-market crisis also rattled the municipal bond market. At the beginning of the period, this produced municipal bond yields higher than those of Treasuries, a reversal of the traditional relationship between taxable and tax-exempt yields. Since December, munis have stabilized, in part because of federal government initiatives to help cash-starved state and local governments, and the traditional relationship between Treasury and muni yields seemed to be reasserting itself. For the six months, the broad municipal bond market returned about 9%.

In an effort to thaw the credit markets and stimulate the economy, the Federal Reserve Board reduced its target for short-term interest rates to an all-time low of 0% to 0.25% in December. In recent

Market Barometer
			Total Returns
		Periods Ended May 31, 2009
	Six Months	One Year	Five Years[1]
Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	5.11%	5.36%	5.01%
Barclays Capital Municipal Bond Index	9.00	3.57	4.41
Citigroup 3-Month Treasury Bill Index	0.12	0.89	3.03

Stocks
Russell 1000 Index (Large-caps)	5.73%	–32.95%	–1.55%
Russell 2000 Index (Small-caps)	7.03	–31.79	–1.18
Dow Jones U.S. Total Stock Market Index	6.58	–32.39	–1.13
MSCI All Country World Index ex USA (International)	22.20	–35.55	5.65

CPI
Consumer Price Index	0.67%	–1.28%	2.49%

1 Annualized.

months, the Fed has unveiled plans to purchase a huge amount of Treasury and mortgage-backed securities to drive up their prices and push down yields, and thus keep borrowing costs, such as mortgage rates, low.

By the end of the period, bond investors were more optimistic and willing to take on riskier, higher-yielding corporate bonds. Barclays Capital U.S. Aggregate Bond Index returned about 5% for the fiscal half-year, while high-yield bonds, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index, returned nearly 37% for the same period.

Stocks ended the period with impressive gains

Global stock markets improved significantly during the six months ended May 31. The broad U.S. stock market returned nearly 7%—the first six-month gain since October 2007. May saw the third consecutive monthly increase for U.S. stocks, with investors heartened by an apparent moderation in the bad economic news. Consumer confidence ticked higher, and earlier estimates of first-quarter gross domestic product (GDP) were revised upward.

International stocks returned about 22% for the fiscal half-year—their highest six-month return since April 2006. Higher commodity prices and a slight rebound in manufacturing orders helped reverse the

Expense Ratios[1]
Your Fund Compared With Its Peer Group
		Peer
Ohio Tax-Exempt Fund	Fund	Group
Money Market	0.17%	0.62%
Long-Term	0.17	1.12

1 The fund expense ratios shown are from the prospectus dated March 27, 2009, and represent estimated costs for the current fiscal year based on the funds’ current net assets. For the six months ended May 31, 2009, the annualized expense ratios were 0.17% for the Ohio Tax-Exempt Money Market Fund and 0.17% for the Ohio Long-Term Tax-Exempt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008. Peer groups are: for the Ohio Tax-Exempt Money Market Fund, the Average Ohio Tax-Exempt Money Market Fund; and for the Ohio Long-Term Tax-Exempt Fund, the Average Ohio Municipal Debt Fund.

steep declines that plagued international markets earlier in the period. Aggressive stimulus measures by some governments, including China’s, helped the world’s emerging markets claw their way toward recovery.

Despite encouraging signs, many investors remained fearful that long-term inflation would be kindled by the U.S. Treasury’s massive borrowing, a weaker dollar, and higher crude-oil prices. The U.S. economy also continues to struggle with high levels of unemployment.

Investor demand, government efforts stimulated the market for muni bonds

To a significant extent, the performance of each state’s municipal securities is consistent with that of the tax-exempt market as a whole, reflecting the relative homogeneity of securities issued by states and municipalities. That is why strong demand for longer-term municipal bonds during the six months ended May 31 helped boost the returns of tax-exempt bonds generally, and those of Ohio tax-exempt bonds specifically. Quickening the demand were the attractive prices of long-term municipals—a consequence of credit-crisis-related forced sales by hedge funds and other investors toward the end of the funds’ prior fiscal year and at the beginning of the latest reporting period.

The federal government’s stimulus efforts—including payments to state and local governments and the creation of a new subsidized, taxable municipal bond

Investment insight

A historical yield pattern appears to be returning

At the start of the fiscal half-year, municipal securities generally offered higher pre-tax yields than taxable

Treasuries—an inversion of the typical relationship. Munis usually yield less than Treasuries, because their interest income is generally exempt from federal taxes. As the period progressed, Treasury yields rose and muni yields declined, perhaps indicating a return to normalcy after a period of extreme turmoil in the bond markets.

Note: Ten-year Treasury yields are based on month-end yields, as calculated by Bloomberg L.P. The fund’s yield, calculated according to an SEC-required method, represents the yield on a portfolio of securities with an average weighted maturity that is expected to remain between 10 and 25 years.

aimed at lowering financing costs—also helped generate more optimistic investor sentiment in the muni marketplace.

In this environment, Vanguard Ohio Long-Term Tax-Exempt Fund produced a return of 9.02%, compared with an average return of 8.48% for its peer-group funds and 8.23% for its benchmark index.

Vanguard Ohio Tax-Exempt Money Market was bolstered by its low expense ratio compared with most tax-exempt money market funds (see the accompanying table on page 4)—an important advantage in these lean times for interest income. The fund returned 0.40%, compared with 0.23% for its competitor funds.

As the municipal market enters the second half of fiscal year 2009, concerns have been raised about the fiscal outlook for states and municipalities—and, of course, the soundness of their finances during this severe recession bears close watching. It’s important to keep in mind, however, that the performance of the Ohio Long-Term Tax-Exempt Fund over the 2008 fiscal year stemmed more from distress among financial institutions than from trouble with municipal securities. State and local governments have a long history of meeting investor obligations, even in periods of extreme economic decline.

A balanced portfolio can help to counter uncertainty

The financial markets are fraught with uncertainty: That is their nature, as every seasoned investor knows. At times, however, the uncertainty is heightened, and that characterizes the current market environment.

Whatever the outlook, Vanguard’s experience suggests that the best investment strategy is a long-term program built on a diversified mix of stock, bond, and money market funds that fits your goals, time horizon, and tolerance for risk. A balanced portfolio can’t be expected to produce the best (or worst) performance in a given period, but it can help you reap the rewards of the market’s best-performing assets while muting the impact of the worst-performing ones.

The Vanguard Ohio Tax-Exempt Funds—both combining low costs with the skilled management and expert credit analysis of Vanguard Fixed Income Group—can be a valuable part of such a diversified, long-term portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

June 12, 2009

Details about the Treasury Temporary Guarantee Program for Money Market Funds

The Ohio Tax-Exempt Money Market Fund is participating in the U.S. Treasury’s Temporary Guarantee Program, which provides a guarantee to money market fund shareholders based on the number of shares they owned at the close of business on September 19, 2008. The program will expire on September 18, 2009.

Some details of the program:

• Any increase in the number of shares that an investor held after the close of business on September 19, 2008, will not be guaranteed.

• If a shareholder closes his or her account in the fund, any future investment in the fund will not be guaranteed.

• If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

Advisor’s Report

For the fiscal half-year ended May 31, 2009, Vanguard Ohio Tax-Exempt Money Market Fund returned 0.40%, exceeding the average return of peer-group funds. Vanguard Ohio Long-Term Tax-Exempt Fund returned 9.02%, outperforming both the result of its benchmark index and the average return of competitors.

The investment environment

As the six-month period began, the shocks of the Lehman Brothers bankruptcy and the federal government’s rescue of American International Group (AIG) were still reverberating throughout the financial markets. Credit markets had seized up, and prices had fallen for all but the “safest” assets (that is, U.S. Treasuries) as investors rushed headlong to avoid any hint of risk. Hedge funds and closed-end funds, which had relied on massive debt to finance investments in assets such as mortgage-backed securities and municipal bonds, had no choice but to sell those assets as the value of their collateral declined.

The strong demand for Treasuries drove down their yields, while the rushed sales of municipal bonds increased their yields, reversing the usual relationship: By December, the yield of 30-year AAA-rated municipal bonds was almost double that of 30-year Treasuries, compared with the typical ratio of about 90%.

After December, however, the investment environment improved considerably. The municipal market began to stabilize, bolstered by federal government initiatives

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2008	2009
2 years	2.13%	0.94%
5 years	2.93	1.97
10 years	4.02	2.97
30 years	5.38	4.55

Source: Vanguard.

that prompted investors to take advantage of municipal securities’ depressed prices. The Federal Reserve Board had pushed its target for the federal funds rate as low as it could go, to a range of 0%–0.25%. The Fed also adopted an unconventional policy of “quantitative easing”—an array of programs aimed at thawing frozen credit markets. In addition, in February the U.S. Congress passed the American Recovery and Reinvestment Act of 2009, an enormous stimulus program that includes direct payments to state and local governments.

The act also provides for the “Build America Bonds” program, which allows municipalities to issue federally subsidized taxable bonds. A number of states, agencies, and local governments—in California, New York, and New Jersey, for example—quickly took advantage of this new investment tool to lower their financing costs.

Toward the end of the fiscal half-year, liquidity had improved in the municipal bond market and credit spreads were tightening. Investors’ appetite for risk began to revive, which cooled demand for Treasuries and pushed their yields higher. Long-term municipal bonds rallied, driving their yields lower. The relationship between municipal bond yields and Treasury yields was approaching normalcy—note, for example, the chart in the President’s Letter comparing the yield of the Ohio Long-Term Tax-Exempt Fund with Treasury yields.

The troubles faced by the municipal bond market can be seen in the supply of new issuance, which fell during the six months ended May 31 by almost 23%, to $162 billion, from a year earlier. The drop reflects a higher-than-normal issuance in the prior year as state and local governments turned to traditional bonds to replace auction-rate and variable-rate debt securities, which faced credit-crisis problems. The decline also reflected investors’ pronounced risk-aversion in late 2008, when there was little appetite for anything but Treasuries. During the six months, Ohio government entities floated $4.2 billion in securities, down from $4.8 billion a year earlier.

Management of the funds

The yield of the Ohio Tax-Exempt Money Market Fund declined for the six months ended May 31, as the Fed continued its policy of lowering interest rates. As described in the President’s Letter, the Vanguard Ohio Tax-Exempt Money Market Fund has a competitive advantage in its low-cost structure. This, together with our emphasis on the high quality of municipal issuers, was an important factor in enabling the fund to outpace the average result of peer funds for the recent fiscal period. (The long-term fund also benefits from a low expense ratio.)

During the half-year, the Ohio Long-Term Tax-Exempt Fund benefited from the post-December rally in long-term municipal bonds. Careful credit analysis and prudent portfolio management provided important boosts; the fund beat both its benchmark index and the average return of its competitor mutual funds. The rally in long-term municipal bonds helped push yields for the Long-Term Tax-Exempt Fund lower.

Outlook

States and municipalities are facing historic fiscal challenges amid a severe recession and a housing slump that have reduced tax revenues. In Ohio, for example, the automakers’ struggles, attendant job losses, and a generalized downturn in the manufacturing sector epitomize some of the difficulties. In general, the federal government’s stimulus program and its other steps are helping to bridge a portion of state and municipal budget gaps. We expect the balance of these shortfalls to be filled by tax increases, spending cuts, and tapping of reserves, the precise mix depending on each locality’s economic and political situation. Of course, this will result in tough decision-making at all levels of government as the funds’ new fiscal period proceeds.

At Vanguard, we are ready for these challenges. The credit quality of issuers has never been more important. We expect our long-standing practice of conducting rigorous and independent analyses will continue to serve you well. Coupled with the Ohio Tax-Exempt Funds’ broad diversification and low expense ratios, your funds are positioned to take advantage of the best opportunities in an unusually demanding environment.

Pamela Wisehaupt Tynan, Principal, Portfolio Manager

Marlin G. Brown, Portfolio Manager

Vanguard Fixed Income Group

June 23, 2009

Ohio Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2009

Financial Attributes

Yield[1]	0.6%
Average Weighted Maturity	40 days
Average Quality[2]	MIG-1
Expense Ratio[3]	0.17%

Distribution by Credit Quality[4] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	92.7%
P-1/A-1/SP-1/F-1	7.0
AAA/AA	0.3

1 7-day SEC yield. See the Glossary.

2 Moody’s Investors Service.

3 The fund expense ratio shown is from the prospectus dated March 27, 2009, and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended May 31, 2009, the expense ratio was 0.17%.

4 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

Ohio Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. (For details on the fund’s participation in the U.S. Treasury’s temporary guarantee program, please see the note on page 7.) The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1998–May 31, 2009
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1999	3.0%	2.8%
2000	4.0	3.6
2001	3.0	2.6
2002	1.4	1.0
2003	0.9	0.6
2004	1.1	0.6
2005	2.2	1.7
2006	3.3	2.8
2007	3.6	3.1
2008	2.4	2.0
2009[2]	0.4	0.2
7-Day SEC Yield (5/31/2009): 0.58%

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Ohio Tax-Exempt Money Market Fund[3]	6/18/1990	1.74%	2.52%	2.43%

1 Returns for the Average Ohio Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2 Six months ended May 31, 2009.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend information.

Ohio Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
Ohio (97.8%)
	Akron OH BAN	3.000%	6/25/09		7,500	7,504
	Allen County OH Hosp. Fac. Rev.
	(Catholic Healthcare) VRDO	0.200%	6/1/09	LOC	7,700	7,700
	Allen County OH Hosp. Fac. Rev.
	(Catholic Healthcare) VRDO	0.250%	6/1/09	LOC	14,100	14,100
	Allen County OH Hosp. Fac. Rev.
	(Catholic Healthcare) VRDO	0.350%	6/5/09	LOC	13,250	13,250
1	American Muni. Power Ohio Inc. TOB VRDO	0.490%	6/5/09	(12)	10,000	10,000
1	American Muni. Power Ohio Inc. TOB VRDO	0.490%	6/5/09	(12)	9,315	9,315
	Beachwood OH BAN	2.250%	12/3/09		1,000	1,003
	Beavercreek OH City School Dist. BAN	2.000%	8/18/09		3,000	3,005
	Berea OH BAN	2.500%	7/2/09		1,175	1,175
	Brecksville OH BAN	2.350%	7/2/09		2,500	2,501
	Butler County OH BAN	2.250%	8/6/09		5,000	5,004
	Cincinnati OH City School Dist. GO	1.750%	5/26/10		2,500	2,511
1	Cincinnati OH City School Dist. GO TOB VRDO	0.300%	6/5/09	(12)	12,460	12,460
1	Cincinnati OH City School Dist. GO TOB VRDO	2.400%	6/5/09	LOC	13,470	13,470
1	Cincinnati OH City School Dist. GO TOB VRDO	2.400%	6/5/09	LOC	9,960	9,960
	Cleveland OH Airport System Rev. VRDO	0.390%	6/5/09	LOC	10,000	10,000
	Cleveland OH Airport System Rev. VRDO	0.400%	6/5/09	LOC	3,100	3,100
	Cleveland OH Airport System Rev. VRDO	0.500%	6/5/09	LOC	17,300	17,300
	Cleveland OH COP VRDO	0.300%	6/5/09	LOC	19,100	19,100
1	Cleveland OH Water Works Rev. TOB VRDO	0.440%	6/5/09		14,850	14,850
	Cleveland OH Water Works Rev. VRDO	0.350%	6/5/09	LOC	24,000	24,000
	Cleveland-Cuyahoga County OH Port Auth. Rev.
	(Euclid Avenue Housing Corp. Project) VRDO	0.330%	6/5/09	LOC	2,750	2,750
	Cleveland-Cuyahoga County OH Port Auth. Rev.
	(Museum of Art) VRDO	0.340%	6/5/09		10,000	10,000
	Cleveland-Cuyahoga County OH Port Auth. Rev.
	(Museum of Art) VRDO	0.350%	6/5/09		16,700	16,700
	Cleveland-Cuyahoga County OH Port Auth. Rev.
	(Museum of Art) VRDO	0.350%	6/5/09		7,300	7,300
	Columbus OH BAN	2.500%	12/16/09		5,000	5,038
	Columbus OH City School Dist. BAN	2.000%	8/13/09		10,000	10,026
1	Columbus OH City School Dist. TOB VRDO	0.360%	6/5/09	LOC	10,230	10,230
1	Columbus OH GO TOB VRDO	0.320%	6/5/09		4,360	4,360

Ohio Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Columbus OH Regional Airport Auth.
	Airport Refunding Rev.
	(Oasbo Expanded Asset Program) VRDO	0.350%	6/5/09	LOC	6,380	6,380
	Columbus OH Regional Airport Auth. Airport
	Refunding Rev. (Oasbo Expanded
	Asset Program) VRDO	0.350%	6/5/09	LOC	33,435	33,435
	Columbus OH Regional Airport Auth. Airport
	Refunding Rev. (Oasbo Expanded
	Asset Program) VRDO	0.350%	6/5/09	LOC	3,100	3,100
1	Columbus OH Sewer Rev. TOB VRDO	0.250%	6/5/09		4,990	4,990
	Cuyahoga County OH BAN	1.500%	5/13/10		5,000	5,028
	Cuyahoga County OH Hosp. Rev.
	(Cleveland Clinic Foundation) VRDO	0.200%	6/1/09		2,815	2,815
	Cuyahoga Falls OH BAN	2.750%	12/9/09		4,500	4,530
	Cuyahoga OH Community College Dist. Rev.	2.000%	8/1/09		2,880	2,885
	Delaware County OH Port Auth. Econ. Dev. Rev.
	(Columbus Zoological Park) VRDO	0.340%	6/5/09	LOC	5,850	5,850
	Delaware County OH Sewer Dist.	4.950%	12/1/09	(Prere.)	1,500	1,541
	Dublin OH School Dist. GO	2.000%	10/15/09		3,750	3,769
	Fairfield City OH Police Services Project BAN	3.500%	10/30/09		1,665	1,667
	Franklin County OH BAN	1.500%	4/21/10		12,600	12,710
	Franklin County OH Hosp. Rev.
	(Nationwide Hosp.) VRDO	0.290%	6/5/09		10,000	10,000
	Franklin County OH Hosp. Rev.
	(OhioHealth Corp.) VRDO	0.200%	6/5/09	LOC	5,565	5,565
	Franklin County OH Hosp. Rev.
	(OhioHealth Corp.) VRDO	0.300%	6/5/09		10,900	10,900
	Greater Cleveland OH Regional
	Transp. Auth. Rev. RAN	1.150%	12/22/09		12,000	12,017
	Green City OH BAN	2.750%	7/14/09		8,400	8,408
	Greene County OH BAN	2.600%	8/17/09		9,056	9,056
	Huber Heights OH City School Dist. BAN	2.000%	8/18/09		3,200	3,204
	Lake County Ohio BAN	2.000%	4/8/10		1,000	1,004
1	Lakewood OH City School Dist. GO TOB VRDO	0.590%	6/5/09	(4)	4,785	4,785
	Lancaster Port Auth. Ohio Gas Rev. VRDO	0.300%	6/5/09		19,705	19,705
	Little Miami Ohio Local School Dist. BAN	2.625%	6/4/09		6,000	6,000
	Lorain County OH GO BAN	2.000%	5/28/10		2,625	2,653
	Lorain County OH Hosp. Fac. Rev.
	(EMH Regional Medical Center) VRDO	0.400%	6/5/09	LOC	4,900	4,900
1	Lorain County OH Hosp. Rev.
	(Catholic Healthcare Partners) TOB VRDO	0.640%	6/5/09	(4)	7,715	7,715
1	Lorain County OH Hosp. Rev.
	(Catholic Healthcare Partners) TOB VRDO	0.640%	6/5/09	(4)	10,500	10,500
1	Lorain County OH Hosp. Rev.
	(Catholic Healthcare Partners) TOB VRDO	0.640%	6/5/09	(4)	12,780	12,780
	Lorain County OH Port Auth. Educ. Fac.
	(St. Ignatius High School) VRDO	0.350%	6/5/09	LOC	2,250	2,250
	Lorain County OH Sewer System BAN	1.850%	10/29/09		5,570	5,593
	Lucas County OH BAN	3.000%	7/30/09		7,000	7,015
	Lucas County OH Hosp. Rev.
	(ProMedica Health Care) VRDO	0.420%	6/5/09	LOC	5,500	5,500
	Lucas County OH Hosp. Rev.
	(ProMedica Health Care) VRDO	0.420%	6/5/09	LOC	7,800	7,800
	Marysville OH BAN	2.500%	6/3/09		3,835	3,835
	Mason OH BAN	1.500%	3/11/10		2,550	2,565

Ohio Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Mason OH City School Dist. BAN	1.500%	2/4/10		2,845	2,859
	Mentor OH BAN	2.750%	8/6/09		2,060	2,064
	Miamisburg OH City School Dist. BAN	3.500%	7/28/09		8,250	8,258
1	Montgomery County OH Rev.
	(Catholic Health Initiatives) TOB VRDO	0.590%	6/5/09	(4)	6,970	6,970
	Montgomery County OH Rev.
	(Catholic Health Initiatives) VRDO	0.300%	6/5/09		6,300	6,300
1	Montgomery County OH Rev. TOB VRDO	0.590%	6/5/09	(4)	4,995	4,995
	Oberlin OH BAN	1.500%	5/5/10		4,000	4,026
1	Ohio Air Quality Dev. Rev. TOB VRDO	0.570%	6/5/09	(13)	8,000	8,000
1	Ohio Common Schools GO TOB VRDO	0.540%	6/5/09	(4)	7,755	7,755
	Ohio Common Schools GO VRDO	0.270%	6/5/09		12,230	12,230
	Ohio GO	7.625%	8/1/09		4,345	4,392
	Ohio GO	4.000%	9/1/09		7,640	7,672
1	Ohio GO TOB VRDO	0.250%	6/5/09		3,385	3,385
1	Ohio GO TOB VRDO	0.390%	6/5/09		9,400	9,400
	Ohio Higher Educ. Fac. Comm. Rev.
	(Case Western Reserve Univ.) CP	0.750%	6/9/09		5,000	5,000
	Ohio Higher Educ. Fac. Comm. Rev.
	(Case Western Reserve Univ.) VRDO	0.750%	6/5/09	LOC	11,400	11,400
	Ohio Higher Educ. Fac. Comm. Rev.
	(Kenyon College) VRDO	0.250%	6/1/09	LOC	6,100	6,100
	Ohio Higher Educ. Fac. Comm. Rev.
	(Mount Union College) VRDO	0.400%	6/5/09	LOC	1,245	1,245
	Ohio Higher Educ. Fac. Comm. Rev.
	(Northern Univ.) VRDO	0.250%	6/5/09	LOC	8,000	8,000
	Ohio Higher Educ. Fac. Comm. Rev.
	(Univ. Hospitals Health System) VRDO	0.400%	6/5/09	LOC	8,000	8,000
1	Ohio Higher Educ. Fac. Comm. Rev. TOB VRDO	0.320%	6/5/09		6,225	6,225
1	Ohio Higher Educ. Fac. Comm. Rev. TOB VRDO	0.340%	6/5/09	(13)	5,000	5,000
	Ohio Highway Capital Improvements GO	5.250%	5/1/10		1,820	1,899
1	Ohio Housing Finance Agency
	Mortgage Rev. TOB VRDO	0.460%	6/5/09		5,730	5,730
1	Ohio Housing Finance Agency
	Mortgage Rev. TOB VRDO	0.640%	6/5/09		4,455	4,455
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	0.300%	6/5/09		8,580	8,580
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	0.300%	6/5/09		9,040	9,040
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	0.330%	6/5/09		4,830	4,830
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	0.350%	6/5/09		10,000	10,000
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	0.350%	6/5/09		8,000	8,000
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	0.350%	6/5/09		2,535	2,535
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	0.380%	6/5/09		11,530	11,530
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	0.480%	6/5/09		5,000	5,000
	Ohio Solid Waste Rev.
	(BP Exploration & Oil Inc.) VRDO	0.200%	6/1/09		6,505	6,505
	Ohio Solid Waste Rev.
	(BP Exploration & Oil Inc.) VRDO	0.200%	6/1/09		4,600	4,600

Ohio Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Ohio Solid Waste Rev.
	(BP Exploration & Oil Inc.) VRDO	0.200%	6/1/09		7,625	7,625
	Ohio Solid Waste Rev.
	(BP Exploration & Oil Inc.) VRDO	0.200%	6/1/09		10,225	10,225
1	Ohio State Higher Educ. Fac. TOB VRDO	0.320%	6/5/09		3,700	3,700
1	Ohio State Higher Educ. TOB VRDO	0.270%	6/5/09	LOC	4,975	4,975
	Ohio State Univ. CP	0.650%	6/11/09		22,400	22,400
	Ohio State Univ. General Receipts Rev. VRDO	0.180%	6/5/09		6,400	6,400
1	Ohio State Water Dev. Auth. PCR TOB VRDO	0.320%	6/5/09		5,995	5,995
1	Ohio Turnpike Comm. Turnpike Rev. TOB VRDO	0.460%	6/5/09		7,590	7,590
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.260%	6/1/09	LOC	1,900	1,900
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.280%	6/1/09	LOC	4,000	4,000
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.290%	6/5/09	LOC	15,000	15,000
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.300%	6/5/09	LOC	3,000	3,000
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.500%	6/5/09	LOC	10,000	10,000
	Ohio Water Dev. Auth. PCR BAN	3.000%	8/4/09		5,000	5,015
	Ohio Water Dev. Auth. Rev.	5.000%	12/1/09		7,130	7,285
1	Ohio Water Dev. Auth. Rev.
	(Drinking Water Fund) TOB VRDO	0.300%	6/5/09		7,199	7,199
	Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.550%	6/5/09		39,210	39,210
	Ohio Water Dev. Auth. Rev. BAN	4.000%	10/1/09		7,000	7,038
1	Ohio Water Dev. Auth. Rev. TOB VRDO	2.000%	6/5/09		16,460	16,460
	Olentangy OH Local School Dist. BAN	2.000%	10/9/09		4,750	4,769
	Port of Greater Cincinnati Dev. Auth.
	(Sycamore Township Kenwood) VRDO	0.340%	6/5/09	LOC	3,000	3,000
	Portage County OH BAN	3.250%	10/2/09		5,000	5,004
1	Toledo Lucas County OH Port Auth. VRDO	0.450%	6/5/09		5,500	5,500
	Toledo OH City Services
	Special Assessment VRDO	0.340%	6/5/09	LOC	1,400	1,400
	Toledo OH City Services
	Special Assessment VRDO	0.340%	6/5/09	LOC	6,200	6,200
	Union Township OH BAN	3.000%	9/15/09		10,000	10,029
	Univ. of Cincinnati OH General Receipts BAN	2.750%	7/21/09		8,950	8,963
	Univ. of Cincinnati OH General Receipts BAN	1.500%	5/12/10		10,000	10,037
	Upper Arlington OH City School Dist. TAN	2.625%	6/25/09		2,500	2,501
	Vandalia Butler OH City
	School Dist. Montgomery County BAN	1.500%	3/1/10		3,750	3,771
	Westlake OH BAN	1.250%	1/28/10		3,100	3,105
	Willoughby OH BAN	3.000%	10/14/09		6,810	6,823
						998,261
Puerto Rico (1.9%)
1	Puerto Rico Sales Tax
	Financing Corp. Rev. TOB VRDO	0.370%	6/5/09		6,000	6,000
1	Puerto Rico Sales Tax
	Financing Corp. Rev. TOB VRDO	0.510%	6/5/09		6,000	6,000
	Puerto Rico TRAN	3.000%	7/30/09	LOC	8,000	8,018
						20,018
Total Tax-Exempt Municipal Bonds (Cost $1,018,279)						1,018,279

Ohio Tax-Exempt Money Market Fund

Market
Value•
($000)
Other Assets and Liabilities (0.3%)
Other Assets	11,551
Liabilities	(8,982)
2,569
Net Assets (100%)
Applicable to 1,020,729,432 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,020,848
Net Asset Value Per Share	$1.00

At May 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	1,020,760
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	88
Net Assets	1,020,848

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the aggregate value of these securities was $250,749,000, representing 24.6% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

A key to abbreviations and other references follows the Statement of Net Assets.

Ohio Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2009
($000)
Investment Income
Income
Interest	5,050
Total Income	5,050
Expenses
The Vanguard Group—Note B
Investment Advisory Services	58
Management and Administrative	401
Marketing and Distribution	172
Money Market Guarantee Program	227
Custodian Fees	6
Shareholders’ Reports	3
Trustees’ Fees and Expenses	1
Total Expenses	868
Net Investment Income	4,182
Realized Net Gain (Loss) on Investment Securities Sold	108
Net Increase (Decrease) in Net Assets Resulting from Operations	4,290

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,182	26,961
Realized Net Gain (Loss)	108	(21)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,290	26,940
Distributions
Net Investment Income	(4,182)	(26,961)
Realized Capital Gain	—	—
Total Distributions	(4,182)	(26,961)
Capital Share Transactions (at $1.00)
Issued	341,483	974,567
Issued in Lieu of Cash Distributions	3,913	25,163
Redeemed	(420,776)	(1,072,018)
Net Increase (Decrease) from Capital Share Transactions	(75,380)	(72,288)
Total Increase (Decrease)	(75,272)	(72,309)
Net Assets
Beginning of Period	1,096,120	1,168,429
End of Period	1,020,848	1,096,120

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.004	.024	.036	.033	.022	.011
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.004	.024	.036	.033	.022	.011
Distributions
Dividends from Net Investment Income	(.004)	(.024)	(.036)	(.033)	(.022)	(.011)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.024)	(.036)	(.033)	(.022)	(.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.40%	2.40%	3.63%	3.30%	2.21%	1.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,021	$1,096	$1,168	$1,036	$910	$798
Ratio of Total Expenses to
Average Net Assets	0.17%[2,3]	0.11%[3]	0.10%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.81%[2]	2.38%	3.57%	3.26%	2.19%	1.06%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Annualized.

3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.03% for 2009 and 0.01% for 2008. See Note D in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Ohio Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of Ohio.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008) and for the period ended May 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2009, the fund had contributed capital of $257,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2009, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Ohio Tax-Exempt Money Market Fund

D. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund was required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage through December 18, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008. In March 2009, the U.S. Treasury extended the program through September 18, 2009, and the fund’s trustees approved the fund’s continuing participation in the program at a cost of an additional 0.015% of its net assets as of September 19, 2008.

Ohio Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2009

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	256	8,063	45,646
Yield[3]	3.5%	3.9%	3.9%
Yield to Maturity	3.8%[4]	3.9%	3.9%
Average Coupon	4.9%	5.0%	5.0%
Average Effective
Maturity	9.9 years	9.8 years	13.3 years
Average Quality	AA-	AA	AA
Average Duration	7.1 years	7.2 years	8.3 years
Expense Ratio	0.17%[5]	—	—
Short-Term Reserves	3.1%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.90	0.99
Beta	0.94	0.99

Distribution by Maturity (% of portfolio)

Under 1 Year	5.6%
1--5 Years	27.7
5--10 Years	38.5
10--20 Years	10.9
20--30 Years	12.9
Over 30 Years	4.4

Distribution by Credit Quality (% of portfolio)

AAA	21.9%
AA	52.4
A	20.5
BBB	3.3
Other	1.9

Investment Focus

1 Barclays Capital 10 Year Municipal Bond Index.

2 Barclays Capital Municipal Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4 Before expenses.

5 The fund expense ratio shown is from the prospectus dated March 27, 2009, and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended May 31, 2009, the expense ratio was 0.17%.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

Ohio Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1998–May 31, 2009
				Barclays
				Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–6.9%	4.8%	–2.1%	–0.4%
2000	3.2	5.6	8.8	7.7
2001	3.7	5.2	8.9	8.2
2002	1.8	4.9	6.7	6.7
2003	2.8	4.6	7.4	6.9
2004	–1.0	4.5	3.5	4.0
2005	–1.2	4.4	3.2	3.0
2006	1.6	4.5	6.1	6.2
2007	–1.6	4.3	2.7	3.5
2008	–7.7	4.1	–3.6	–0.4
2009[2]	6.7	2.3	9.0	8.2

Average Annual Total Returns: Periods Ended March 31, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Ohio Long-Term Tax-Exempt Fund[3]	6/18/1990	2.01%	2.98%	–0.15%	4.68%	4.53%

1 Barclays Capital 10 Year Municipal Bond Index.

2 Six months ended May 31, 2009.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

Ohio Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.4%)
Ohio (96.2%)
Adams County OH School Dist. GO	5.550%	12/1/09	(1)	1,000	1,004
Akron OH GO	5.500%	12/1/18	(1)	1,315	1,378
Akron OH Income Tax Rev.
(Community Learning Center)	5.000%	12/1/27	(1)	6,300	6,432
Allen County OH Hosp. Fac. Rev.
(Catholic Healthcare) VRDO	0.250%	6/1/09	LOC	1,800	1,800
Allen County OH Hosp. Fac. Rev.
(Catholic Healthcare) VRDO	0.250%	6/1/09	LOC	6,000	6,000
American Muni. Power Ohio Inc.	5.000%	2/15/38		21,885	21,298
American Muni. Power Ohio Inc.	5.750%	2/15/39	(12)	4,500	4,651
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/14	(2)	2,625	2,720
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/15	(2)	2,865	2,959
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/16	(2)	1,015	1,045
American Muni. Power Ohio Inc.
Electricity Purchase Rev.	5.000%	2/1/13		3,000	2,976
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11	(3)(Prere.)	1,300	1,450
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11	(3)(Prere.)	1,300	1,450
Avon OH Local School Dist. GO	5.250%	12/1/13	(1)(Prere.)	2,400	2,771
Bowling Green State Univ. Ohio
General Receipts Rev.	5.750%	6/1/10	(3)(Prere.)	1,190	1,264
Bowling Green State Univ. Ohio General
Receipts Rev.	5.750%	6/1/10	(3)(Prere.)	2,250	2,390
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.125%	6/1/24		10,040	8,643
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.750%	6/1/34		2,500	1,825
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.875%	6/1/47		5,760	3,746
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	6.500%	6/1/47		4,750	3,402
Butler County OH GO	5.250%	12/1/12	(Prere.)	1,655	1,884
Butler County OH GO	5.250%	12/1/12	(Prere.)	1,570	1,787
Butler County OH Hosp. Fac. Rev.
(Cincinnati Children’s Hosp.)	5.000%	5/15/31	(1)	5,000	4,069
Butler County OH Sewer System Rev.	5.375%	12/1/09	(3)(Prere.)	1,230	1,273
Butler County OH Waterworks Rev.	5.250%	12/1/21	(2)	4,000	4,265
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11	(3)(Prere.)	1,080	1,195
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11	(3)(Prere.)	950	1,051
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11	(3)(Prere.)	805	891

Ohio Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Canal Winchester OH Local School Dist. GO	5.000%	6/1/15	(1)(Prere.)	3,030	3,491
	Centerville OH City School Dist. GO	5.000%	12/1/30	(4)	9,260	9,550
	Chillicothe OH City School Dist.	5.250%	12/1/14	(3)(Prere.)	1,745	2,042
	Cincinnati OH City School Dist. Classroom Fac.
	Construction & Improvement	5.250%	12/1/28	(1)	4,000	4,414
	Cincinnati OH City School Dist. Improvement GO	5.000%	12/15/32	(4)	1,000	1,009
	Cincinnati OH Econ. Dev. Rev. (Baldwin)	4.875%	11/1/38		7,870	7,672
	Cincinnati OH Water System Rev.	5.500%	6/1/11	(Prere.)	2,000	2,177
	Cincinnati OH Water System Rev.	5.500%	6/1/11	(Prere.)	1,380	1,502
	Cincinnati OH Water System Rev.	5.000%	12/1/23	(1)	6,000	6,511
	Cincinnati OH Water System Rev.	5.000%	12/1/32		4,000	4,117
	Cleveland OH GO	5.375%	9/1/10	(2)	1,000	1,047
	Cleveland OH GO	5.500%	12/1/10	(3)(Prere.)	1,135	1,227
	Cleveland OH GO	5.500%	12/1/10	(3)(Prere.)	1,415	1,530
	Cleveland OH GO	5.500%	12/1/11	(1)	1,340	1,432
	Cleveland OH GO	5.375%	9/1/12	(2)	1,000	1,093
	Cleveland OH GO	5.250%	8/1/13	(3)(Prere.)	2,400	2,752
	Cleveland OH GO	5.500%	10/1/20	(2)	7,350	8,220
	Cleveland OH GO	5.000%	10/1/21	(2)	2,920	3,111
	Cleveland OH GO	5.500%	10/1/22	(2)	3,870	4,288
	Cleveland OH Income Tax Rev.	5.000%	10/1/29	(12)	7,180	7,323
	Cleveland OH Public Power System Rev.	5.000%	11/15/28	(1)	1,250	1,251
	Cleveland OH Public Power System Rev.	0.000%	11/15/33	(1)	6,895	1,723
	Cleveland OH State Univ. Rev.	5.250%	6/1/19	(1)	2,825	2,985
	Cleveland OH State Univ. Rev.	5.000%	6/1/30	(1)	5,000	5,030
	Cleveland OH Water Works Rev.	5.500%	1/1/21	(1)	9,635	10,746
	Columbus OH City School Dist.	4.500%	12/1/29		3,000	2,898
	Columbus OH City School Dist.	4.750%	12/1/33		7,000	6,802
	Columbus OH City School Dist. School Fac.
	Construction & Improvement GO	5.250%	12/1/14	(4)(Prere.)	2,070	2,414
	Columbus OH City School Dist. School Fac.
	Construction & Improvement GO	5.250%	12/1/14	(4)(Prere.)	2,390	2,788
1	Columbus OH GO	5.000%	12/15/13		5,000	5,690
	Columbus OH GO	5.000%	9/1/16		9,225	10,684
	Columbus OH GO VRDO	0.150%	6/5/09		2,615	2,615
	Columbus OH Sewer Rev.	5.000%	6/1/28		4,005	4,220
	Columbus OH Sewer Rev.	4.500%	6/1/29		8,000	7,845
	Columbus OH Sewer Rev.	4.250%	6/1/30		14,245	13,708
	Columbus OH Sewer Rev.	5.000%	6/1/31		4,000	4,140
	Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10	(Prere.)	2,000	2,148
	Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10	(Prere.)	1,710	1,836
	Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10	(Prere.)	2,000	2,148
	Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10	(Prere.)	2,000	2,148
	Cuyahoga County OH Hosp. Rev.
	(Cleveland Clinic Foundation)	6.000%	1/1/32		10,000	10,437
	Cuyahoga County OH Hosp. Rev.
	(Cleveland Clinic Foundation) VRDO	0.200%	6/1/09		2,500	2,500
	Erie County OH Hosp. Fac. Rev.
	(Firelands Regional Medical Center)	5.500%	8/15/22		1,750	1,646
	Erie County OH Hosp. Fac. Rev.
	(Firelands Regional Medical Center)	5.250%	8/15/46		11,080	8,389
	Fairborn OH City School Dist.
	School Improvement GO	5.500%	12/1/16	(1)	1,840	1,998
	Fairborn OH City School Dist.
	School Improvement GO	5.375%	12/1/20	(1)	1,200	1,276

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Fairfield County OH Hosp. Rev.
(Lancaster-Fairfield Hosp.)	5.375%	6/15/15	(1)	3,000	3,307
Franklin County OH GO	5.000%	12/1/31		7,500	7,854
Franklin County OH Hosp. Rev.
(Nationwide Childrens)	4.750%	11/1/28		1,500	1,409
Franklin County OH Hosp. Rev.
(Trinity Health Credit Group)	5.000%	6/1/19		4,035	4,159
Franklin County OH Hosp. Rev.
(Trinity Health Credit Group)	5.000%	6/1/21		4,465	4,566
Gallia County OH Hosp. Rev.
(Holzer Medical Center)	5.125%	10/1/13	(2)	2,000	2,000
Gallia County OH Local School Dist.	5.000%	12/1/26	(4)	2,075	2,154
Gallia County OH Local School Dist.	5.000%	12/1/27	(4)	2,180	2,249
Gallia County OH Local School Dist.	5.000%	12/1/30	(4)	5,000	5,071
Gallia County OH Local School Dist.	5.000%	12/1/33	(4)	5,000	5,021
Gallipolis Ohio City School Dist. (School Fac.)	5.000%	12/1/30	(1)	4,040	3,982
Garfield Heights OH City School Dist.
School Improvement GO	5.500%	12/15/11	(1)(Prere.)	1,640	1,822
Greene County OH Sewer System Rev.	5.000%	12/1/22	(4)	4,470	4,632
Greene County OH Sewer System Rev.	5.000%	12/1/23	(4)	4,695	4,853
Greene County OH Sewer System Rev.	5.000%	12/1/24	(4)	5,050	5,200
Greene County OH Sewer System Rev.	5.000%	12/1/25	(4)	5,000	5,134
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	6/1/14	(3)(Prere.)	1,270	1,475
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/20	(1)	1,185	1,282
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/21	(1)	1,245	1,336
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/23	(1)	1,380	1,459
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/24	(3)	185	194
Hamilton County OH Econ. Dev. Rev.
(King Highland Community Urban)	5.250%	6/1/28	(1)	7,290	7,397
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children’s Hosp.)	5.500%	5/15/19	(1)	2,865	2,955
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children’s Hosp.)	5.500%	5/15/20	(1)	3,020	3,090
Hamilton County OH Sales Tax Rev.	5.000%	12/1/25	(2)	5,000	5,016
Hamilton County OH Sales Tax Rev.	5.000%	12/1/26	(2)	5,000	4,971
Hamilton County OH Sales Tax Rev.	5.000%	12/1/32	(4)	10,000	10,062
Hamilton County OH Sewer System Rev.	5.450%	12/1/09	(1)	3,250	3,316
Hamilton County OH Sewer System Rev.	5.625%	6/1/10	(1)(Prere.)	965	1,023
Hamilton County OH Sewer System Rev.	5.625%	6/1/10	(1)(Prere.)	755	800
Hamilton County OH Sewer System Rev.	5.250%	12/1/11	(1)(Prere.)	1,355	1,495
Hamilton County OH Sewer System Rev.	5.250%	12/1/11	(1)(Prere.)	1,000	1,103
Hamilton County OH Sewer System Rev.	5.000%	12/1/31	(1)	5,300	5,359
Hamilton OH City School Dist. GO	5.000%	12/1/26	(4)	3,070	3,272
Hamilton OH City School Dist. GO	5.000%	12/1/28	(4)	5,000	5,266
Hamilton OH City School Dist. GO	5.000%	12/1/34	(4)	2,250	2,301
Highland OH Local School Dist.
School Improvement GO	5.750%	12/1/11	(4)(Prere.)	1,510	1,684
Hilliard OH School Dist. GO	0.000%	12/1/12	(1)	3,220	2,990
Hilliard OH School Dist. GO	0.000%	12/1/13	(1)	3,220	2,896
Hilliard OH School Dist. GO	5.250%	12/1/16	(1)	2,000	2,186
Hilliard OH School Dist. GO	5.000%	12/1/27	(1)	2,895	2,991

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Huron County OH Hosp. Fac. Rev.
(Fisher-Titus Medical Center)	5.250%	12/1/37		4,825	4,310
Indian Hill OH Exempt Village School Dist.
Hamilton County GO	5.500%	12/1/11	(Prere.)	1,295	1,437
Jackson OH Local School Dist. Stark &
Summit Counties Construction & Improvement	5.250%	6/1/14	(3)(Prere.)	4,350	5,054
Kent State Univ. Ohio Univ. Rev. VRDO	0.200%	6/1/09	LOC	2,500	2,500
Lake Ohio Local School Dist. Stark County OH GO	5.750%	12/1/10	(3)(Prere.)	1,000	1,073
Logan Hocking OH Local School Dist. GO	5.500%	12/1/11	(1)(Prere.)	1,675	1,858
Lorain County OH GO	5.500%	12/1/22	(1)	1,500	1,593
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.000%	4/1/15	(4)	5,200	5,666
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.400%	10/1/21		4,000	4,072
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.000%	4/1/33	(4)	5,000	4,911
Lucas County OH Hosp. Rev.	5.000%	11/15/38		5,000	4,549
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.750%	11/15/14	(1)(ETM)	5,360	5,379
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.750%	11/15/14	(1)	640	641
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.625%	11/15/15	(2)	2,500	2,537
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.625%	11/15/17	(2)	2,075	2,102
Mad River OH Local School Dist. GO	5.750%	12/1/12	(3)(Prere.)	1,195	1,372
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15	(1)(Prere.)	2,095	2,457
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15	(1)(Prere.)	2,035	2,387
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15	(1)(Prere.)	2,140	2,510
Marysville OH WasteWater Treatment System Rev.	5.000%	12/1/31	(10)	2,720	2,546
Mason OH City School Dist.
School Improvement GO	5.000%	12/1/35		2,000	2,038
Medina OH School Dist. COP	5.250%	12/1/37	(12)	7,210	7,339
Miami Univ. of Ohio General Receipts Refunding	5.250%	12/1/20	(2)	2,000	2,106
Miamisburg OH City School Dist.	4.750%	12/1/36	(12)	3,000	2,889
Middletown OH City School Dist. GO	5.000%	12/1/23	(4)	5,345	5,679
Milford OH Exempt Village School Dist.
School Improvement GO	6.000%	12/1/11	(4)(Prere.)	1,425	1,596
Milford OH Exempt Village School Dist.
School Improvement GO	6.000%	12/1/11	(4)(Prere.)	1,600	1,792
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.000%	5/1/30		7,630	7,399
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.000%	10/1/41	(4)	5,000	4,631
New Albany Plain OH Local School Dist. GO	5.500%	6/1/12	(3)(Prere.)	500	560
New Albany Plain OH Local School Dist. GO	5.500%	12/1/17	(3)	675	734
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/11	(2)	1,200	1,143
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/12	(2)	1,700	1,570
North Olmsted OH GO (Library Improvement)	5.500%	12/1/10	(3)(Prere.)	1,355	1,451
Oak Hills OH Local School Dist. GO	7.200%	12/1/09	(1)	510	527
Ohio Building Auth. Rev. (Adult Correctional Building)	5.000%	10/1/11	(1)	5,000	5,405
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/11	(Prere.)	1,585	1,715
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/11	(Prere.)	1,500	1,623
Ohio Building Auth. Rev.
(State Fac. Highway Safety Building Fund)	5.500%	10/1/17	(4)	1,305	1,415

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio Building Auth. Rev.
(State Fac. Highway Safety Building Fund)	5.500%	10/1/18	(4)	1,380	1,466
Ohio Common Schools GO	5.000%	6/15/24		8,000	8,392
Ohio GO	5.000%	9/15/11		5,715	6,198
Ohio GO	5.000%	8/1/13		3,565	4,013
Ohio GO	5.000%	8/1/14		3,000	3,380
Ohio GO	5.500%	11/1/14		4,185	4,860
Ohio GO	4.500%	9/15/22	(1)	5,000	5,189
Ohio Higher Educ. Capital Fac. Rev.	5.000%	8/1/11	(2)	6,110	6,577
Ohio Higher Educ. Fac. Comm. Rev.	5.500%	12/1/24		2,000	2,123
Ohio Higher Educ. Fac. Comm. Rev.	5.750%	5/1/28		5,000	5,283
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.)	5.000%	12/1/13	(Prere.)	3,885	4,443
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.)	5.250%	12/1/26	(1)	3,520	3,915
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.)	5.000%	12/1/27	(2)	2,115	2,118
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO	0.220%	6/1/09	LOC	1,700	1,700
Ohio Higher Educ. Fac. Comm. Rev.
(Cleveland Health Clinic)	5.125%	1/1/28		5,000	5,099
Ohio Higher Educ. Fac. Comm. Rev.
(Cleveland Health Clinic)	5.250%	1/1/29		5,000	5,107
Ohio Higher Educ. Fac. Comm. Rev.
(Denison Univ.)	5.500%	11/1/11	(Prere.)	1,000	1,116
Ohio Higher Educ. Fac. Comm. Rev.
(Denison Univ.)	5.000%	11/1/26		5,815	6,180
Ohio Higher Educ. Fac. Comm. Rev.
(Denison Univ.)	5.000%	11/1/32		2,980	3,058
Ohio Higher Educ. Fac. Comm. Rev.
(John Carroll Univ.)	5.000%	4/1/32		3,415	3,103
Ohio Higher Educ. Fac. Comm. Rev.
(Kenyon College)	5.000%	7/1/41		4,500	4,207
Ohio Higher Educ. Fac. Comm. Rev.
(Northern Univ.)	5.000%	5/1/26		5,275	5,094
Ohio Higher Educ. Fac. Comm. Rev.
(Oberlin College)	5.000%	10/1/33		5,000	5,064
Ohio Higher Educ. Fac. Comm. Rev.
(Univ. Hospitals Health System)	5.250%	1/15/46		16,500	13,869
Ohio Higher Educ. Fac. Comm. Rev.
(Univ. of Dayton)	5.375%	12/1/16	(2)	1,795	1,928
Ohio Higher Educ. GO	5.250%	12/1/11	(1)	4,500	4,932
Ohio Highway Capital Improvements Rev.	5.000%	5/1/11		2,800	3,013
Ohio Housing Finance Agency Mortgage Rev.	5.250%	9/1/28		3,000	3,065
Ohio Housing Finance Agency Mortgage Rev.	6.200%	9/1/33		7,500	8,011
Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/12	(2)	1,000	1,058
Ohio State Univ. General Receipts Rev.	5.000%	12/1/14		7,520	8,512
Ohio State Univ. General Receipts Rev.	5.250%	6/1/23		3,000	3,183
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/11	(Prere.)	3,150	3,297
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/11	(Prere.)	2,235	2,339
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/11	(Prere.)	1,570	1,643
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/24	(1)	12,000	13,957
Ohio Water Dev. Auth. PCR	5.000%	6/1/21		2,460	2,676
Ohio Water Dev. Auth. PCR	5.500%	6/1/23		2,155	2,586
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.375%	6/1/12	(Prere.)	2,100	2,347

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.375%	6/1/12	(Prere.)	2,170	2,425
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.375%	6/1/12	(Prere.)	2,735	3,056
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	12/1/22		4,690	5,628
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	6/1/23		1,225	1,464
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	12/1/23		1,115	1,336
Ohio Water Dev. Auth. Rev. (Pure Water)	7.000%	12/1/09	(2)(ETM)	150	152
Olentangy OH Local School Dist. GO	5.500%	6/1/12	(4)(Prere.)	1,200	1,341
Olentangy OH Local School Dist. GO	5.000%	6/1/16	(4)(Prere.)	1,235	1,436
Olentangy OH Local School Dist. GO	5.500%	12/1/16	(4)	30	33
Olentangy OH Local School Dist. GO	5.000%	12/1/30	(4)	3,765	3,900
Olentangy OH Local School Dist. School Fac.
Construction & Improvement	5.250%	6/1/14	(3)(Prere.)	1,400	1,618
Olentangy OH Local School Dist. School Fac.
Construction & Improvement	5.500%	6/1/14	(3)(Prere.)	1,300	1,518
Olentangy OH Local School Dist. School Fac.
Construction & Improvement	5.500%	6/1/14	(3)(Prere.)	2,750	3,212
Reynoldsburg OH School Dist. GO	0.000%	12/1/09	(1)	1,465	1,449
Reynoldsburg OH School Dist. GO	0.000%	12/1/10	(1)	1,465	1,408
Richland County OH GO	6.950%	12/1/11	(2)	450	452
Richland County OH GO	5.400%	12/1/15	(2)	1,120	1,124
Rocky River OH City School Dist. GO	5.375%	12/1/17		2,200	2,485
Ross County OH Hosp. Fac. Rev.
(Adena Health System)	5.750%	12/1/35		3,000	2,948
Scioto County OH Hosp. Rev.
(Southern Ohio Medical Center)	5.500%	2/15/28		9,000	8,526
Shawnee State Univ. Ohio General Receipts Rev.	5.000%	6/1/34	(1)	5,470	4,480
Sugarcreek OH Local School Dist. GO	5.250%	12/1/13	(1)(Prere.)	1,215	1,401
Summit County OH GO	6.250%	12/1/10	(3)(Prere.)	1,420	1,551
Summit County OH GO	6.500%	12/1/10	(3)(Prere.)	2,000	2,192
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,800	2,084
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,910	2,211
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	2,020	2,339
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,420	1,644
Summit County OH GO	5.750%	12/1/12	(3)(Prere.)	1,595	1,847
Summit County OH Sanitary
Sewer System Improvement GO	5.500%	12/1/11	(3)(Prere.)	1,015	1,136
Tallmadge OH City School Dist.	5.000%	12/1/28	(4)	3,030	3,106
Teays Valley OH Local School Dist. GO	5.000%	12/1/27	(1)	3,040	3,175
Tri Valley OH Local School Dist. GO	5.500%	12/1/16	(1)	1,255	1,437
Tri Valley OH Local School Dist. GO	5.500%	12/1/19	(1)	1,785	2,021
Univ. of Akron OH General Receipts Rev.	5.500%	1/1/10	(3)(Prere.)	2,545	2,646
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/33	(4)	2,000	2,014
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/38	(4)	4,000	4,003
Univ. of Akron OH General Receipts Rev. VRDO	1.000%	6/5/09	(12)	9,900	9,900
Univ. of Cincinnati OH COP	5.500%	6/1/14	(1)	1,000	1,038
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11	(3)(Prere.)	1,285	1,417
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11	(3)(Prere.)	1,500	1,654
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11	(3)(Prere.)	2,500	2,756
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12	(Prere.)	2,000	2,233
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12	(Prere.)	2,595	2,897
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12	(Prere.)	2,880	3,215

Ohio Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Univ. of Cincinnati OH General Receipts	5.000%	6/1/28	(1)	5,000	5,069
Univ. of Toledo OH General Receipts	5.250%	6/1/11	(3)(Prere.)	1,080	1,171
Westerville OH City School Dist. GO	5.500%	6/1/11	(1)(Prere.)	2,000	2,178
Westerville OH City School Dist. GO	5.500%	6/1/11	(1)(Prere.)	1,225	1,334
Woodridge OH School Dist. GO	6.800%	12/1/14	(2)	1,765	1,997
Wooster OH School Dist. GO	0.000%	12/1/09	(4)	2,195	2,182
Wooster OH School Dist. GO	0.000%	12/1/10	(4)	2,265	2,207
Wooster OH School Dist. GO	0.000%	12/1/11	(4)	2,315	2,198
					842,435
Puerto Rico (1.9%)
Puerto Rico GO	5.500%	7/1/20	(1)	1,600	1,595
Puerto Rico GO	5.500%	7/1/29		1,500	1,371
Puerto Rico GO	5.000%	7/1/34		740	617
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14	(Prere.)	3,400	3,898
Puerto Rico Muni. Finance Agency	5.250%	8/1/20	(4)	2,500	2,523
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/21	(1)	2,000	1,987
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	3,005	3,297
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	995	1,092
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	305	372
					16,752
Virgin Islands (0.3%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/17		2,000	1,967
Total Tax-Exempt Municipal Bonds (Cost $850,575)					861,154
Other Assets and Liabilities (1.6%)
Other Assets					18,024
Liabilities					(3,624)
					14,400
Net Assets (100%)
Applicable to 74,920,886 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					875,554
Net Asset Value Per Share					$11.69

At May 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	874,777
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(9,794)
Unrealized Appreciation (Depreciation)
Investment Securities	10,579
Futures Contracts	(8)
Net Assets	875,554

•	See Note A in Notes to Financial Statements.

1 Securities with a value of $228,000 have been segregated as initial margin for open futures contracts. See accompanying Notes, which are an integral part of the Financial Statements.

A key to abbreviations and other references follows the Statement of Net Assets.

Ohio Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2009
($000)
Investment Income
Income
Interest	18,674
Total Income	18,674
Expenses
The Vanguard Group—Note B
Investment Advisory Services	40
Management and Administrative	508
Marketing and Distribution	124
Custodian Fees	5
Shareholders’ Reports	3
Trustees’ Fees and Expenses	1
Total Expenses	681
Net Investment Income	17,993
Realized Net Gain (Loss)
Investment Securities Sold	(1,938)
Futures Contracts	(1,575)
Realized Net Gain (Loss)	(3,513)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	54,884
Futures Contracts	763
Change in Unrealized Appreciation (Depreciation)	55,647
Net Increase (Decrease) in Net Assets Resulting from Operations	70,127

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,993	34,055
Realized Net Gain (Loss)	(3,513)	(3,307)
Change in Unrealized Appreciation (Depreciation)	55,647	(61,676)
Net Increase (Decrease) in Net Assets Resulting from Operations	70,127	(30,928)
Distributions
Net Investment Income	(17,993)	(34,055)
Realized Capital Gain	—	—
Total Distributions	(17,993)	(34,055)
Capital Share Transactions
Issued	107,802	261,291
Issued in Lieu of Cash Distributions	12,578	24,105
Redeemed	(78,983)	(159,236)
Net Increase (Decrease) from Capital Share Transactions	41,397	126,160
Total Increase (Decrease)	93,531	61,177
Net Assets
Beginning of Period	782,023	720,846
End of Period	875,554	782,023

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.96	$11.88	$12.11	$12.00	$12.24	$12.45
Investment Operations
Net Investment Income	.250	.506	.510	.521	.527	.544
Net Realized and Unrealized Gain (Loss)
on Investments	.730	(.920)	(.194)	.191	(.140)	(.118)
Total from Investment Operations	.980	(.414)	.316	.712	.387	.426
Distributions
Dividends from Net Investment Income	(.250)	(.506)	(.510)	(.521)	(.527)	(.544)
Distributions from Realized Capital Gains	—	—	(.036)	(.081)	(.100)	(.092)
Total Distributions	(.250)	(.506)	(.546)	(.602)	(.627)	(.636)
Net Asset Value, End of Period	$11.69	$10.96	$11.88	$12.11	$12.00	$12.24

Total Return[1]	9.02%	–3.61%	2.71%	6.13%	3.20%	3.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$876	$782	$721	$595	$527	$499
Ratio of Total Expenses to
Average Net Assets	0.17%[2]	0.13%	0.13%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.40%[2]	4.36%	4.30%	4.37%	4.32%	4.42%
Portfolio Turnover Rate	10%[2]	23%	16%	13%	22%	18%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of Ohio.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008) and for the period ended May 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2009, the fund had contributed capital of $213,000 to

Ohio Long-Term Tax-Exempt Fund

Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2008, the fund had available realized losses of $6,798,000 to offset future net capital gains of $1,647,000 through November 30, 2015, and $5,151,000 through November 30, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The fund had realized losses totaling $254,000 through November 30, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2009, the cost of investment securities for tax purposes was $850,829,000. Net unrealized appreciation of investment securities for tax purposes was $10,325,000, consisting of unrealized gains of $26,260,000 on securities that had risen in value since their purchase and $15,935,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2009, the aggregate settlement value of open futures contracts expiring in September 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(27)	3,177	(8)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended May 31, 2009, the fund purchased $89,663,000 of investment securities and sold $39,187,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2009	November 30, 2008
	Shares	Shares
	(000)	(000)
Issued	9,500	22,482
Issued in Lieu of Cash Distributions	1,102	2,092
Redeemed	(7,062)	(13,872)
Net Increase (Decrease) in Shares Outstanding	3,540	10,702

Ohio Long-Term Tax-Exempt Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2009, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	—	(8)
Level 2—Other significant observable inputs	861,154	—
Level 3—Significant unobservable inputs	—	—
Total	861,154	(8)

41

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Ohio Tax-Exempt Fund	11/30/2008	5/31/2009	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,004.03	$0.85
Long-Term	1,000.00	1,090.16	0.89
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.08	$0.86
Long-Term	1,000.00	1,024.08	0.86

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.17% for the Ohio Tax-Exempt Money Market Fund and 0.17% for the Ohio Long-Term Tax-Exempt Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Ohio Tax-Exempt Money Market Fund and Vanguard Ohio Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and have outperformed their respective peer-group funds, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in each fund’s peer group. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Chairman and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); President of Rohm and Haas Co.
the Board. Principal Occupation(s) During the Past Five	(2006–2008); Board Member of American Chemistry
Years: Chairman of the Board and Director/Trustee of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the investment	manufacturing and services) and Hewlett-Packard Co.
companies served by The Vanguard Group; Chief	(electronic computer manufacturing); Trustee of The
Executive Officer and President of The Vanguard Group	Conference Board.
and of each of the investment companies served by The
Vanguard Group (1996–2008).
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Emerson U. Fullwood	Occupation(s) During the Past Five Years: Retired
Born 1948. Trustee Since January 2008. Principal	Corporate Vice President, Chief Global Diversity Officer,
Occupation(s) During the Past Five Years: Retired	and Member of the Executive Committee of Johnson &
Executive Chief Staff and Marketing Officer for North	Johnson (pharmaceuticals/consumer products); Vice
America and Corporate Vice President of Xerox	President and Chief Information Officer (1997–2005)
Corporation (photocopiers and printers); Director of	of Johnson & Johnson; Director of the University
SPX Corporation (multi-industry manufacturing), the	Medical Center at Princeton and Women’s Research
United Way of Rochester, the Boy Scouts of America,	and Education Institute.
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Director of The Vanguard
Dean, and Director of Faculty Recruiting, Harvard	Group, Inc., since 2008; Chief Executive Officer and
Business School; Director and Chairman of UNX, Inc.	President of The Vanguard Group and of each of the
(equities trading firm); Chair of the Investment	investment companies served by The Vanguard Group
Committee of HighVista Strategies LLC (private	since 2008; Director of Vanguard Marketing Corporation;
investment firm).	Managing Director of The Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.	Heidi Stam[1]
Born 1941. Trustee Since January 1993. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Chairman,	Occupation(s) During the Past Five Years: Managing
President, Chief Executive Officer, and Director of	Director of The Vanguard Group, Inc., since 2006;
NACCO Industries, Inc. (forklift trucks/housewares/	General Counsel of The Vanguard Group since 2005;
lignite); Director of Goodrich Corporation (industrial	Secretary of The Vanguard Group and of each of the
products/aircraft systems and services).	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005; Principal
J. Lawrence Wilson	of The Vanguard Group (1997–2006).
Born 1936. Trustee Since April 1985. Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and	Vanguard Senior Management Team
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of	R. Gregory Barton	Michael S. Miller
Culver Educational Foundation.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter
Executive Officers

Founder
Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five	John C. Bogle
Years: Principal of The Vanguard Group, Inc.; Chief	Chairman and Chief Executive Officer, 1974–1996
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.
You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q962 072009

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2009

VANGUARD
OHIO TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 15, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.